Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Employee Benefit Plans Disclosures [Abstract]
Employee Benefit Plans	EMPLOYEE BENEFIT PLANS
Retirement Plans  Progressive has a defined contribution pension plan (401(k) Plan) that covers employees who have been employed with the company for at least 30 days. Under Progressive’s 401(k) Plan, we match up to a maximum of 6% of an employee’s eligible compensation contributed to the plan, with employees vesting in the company match after providing two years of service. Matching contributions to the 401(k) Plan for the years ended December 31, 2025, 2024, and 2023, were $263 million, $235 million, and $206 million, respectively.
Employee and company matching contributions are invested, at the direction of the employee, in a number of investment options available under the plan, including various mutual funds, a self-directed brokerage option, and a Progressive common stock fund. Progressive’s common stock fund is an employee stock ownership program (ESOP) within the 401(k) Plan. At December 31, 2025, the ESOP held 15 million of our common shares, all of which are included in shares outstanding. Dividends on these shares are reinvested in common shares or paid out in cash, at the election of the participant, and the related tax benefit is recorded as part of our tax provision.
Postemployment Benefits  Progressive provides various postemployment benefits to former or inactive employees who meet eligibility requirements and to their beneficiaries and covered dependents. Postemployment benefits include salary continuation and disability-related benefits, including workers’ compensation and, if elected, continuation of health-care benefits for specified limited periods. The liability for these benefits was $23 million and $21 million at December 31, 2025 and 2024, respectively.
Incentive Compensation Plans – Employees  Progressive’s incentive compensation programs include both non-equity incentive plans (cash) and equity incentive plans. Progressive’s cash incentive compensation includes an annual cash incentive program (Gainshare Program) for nearly all employees. Progressive’s equity incentive compensation plans provide for the granting of restricted stock unit awards to key members of management.
The amounts charged to expense for incentive compensation plans for the years ended December 31, were:

	2025		2024		2023
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Non-equity incentive plans – cash	$1,296	$1,024	$1,040	$822	$897	$709
Equity incentive plans[1]	129	112	122	105	121	104
[1] After-tax amounts differ from the statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.
Under Progressive’s 2024 Equity Incentive Plan, there are 10 million shares, in the aggregate, authorized for issuance, which includes 4 million shares previously authorized under the 2015 Equity Incentive Plan. The restricted equity awards are issued as either time-based or performance-based awards. Generally, equity awards are expensed pro rata over their respective vesting periods (i.e., requisite service period), based on the market value of the awards at the time of grant, with accelerated expense for participants who satisfy qualified retirement eligibility. The time-based awards vest in equal installments upon the lapse of specified periods of time, typically three, four, and five years, subject to the provisions for death, disability, and retirement in the applicable award agreements.
Performance-based awards, which contain variable vesting criteria, are expensed based on management’s expectation of the percentage of the award, if any, that will ultimately vest. These estimates can change periodically throughout the measurement period. Vesting of performance-based awards is contingent upon the achievement of predetermined performance goals within specified time periods.
In addition to their time-based awards, performance-based awards are granted to executives and other senior managers to provide additional incentive to achieve pre-established profitability and growth targets and/or relative investment performance. The targets for the performance-based awards, as well as the number of units that ultimately may vest, vary by grant.
The following primarily shows the performance measurement criteria for our performance-based restricted equity awards outstanding at December 31, 2025:

Performance Measurement	Year(s) of Grant	Vesting range (as a percentage of target)
Growth of our personal auto and commercial auto businesses, both compared to its respective market	2023-2025	0-250%
Investment results relative to peer group	2024-2025	0-250%
Investment results relative to peer group	2023	0-200%
All restricted equity awards are settled at or after vesting in Progressive common shares from existing treasury shares on a one-to-one basis.
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2025		2024		2023
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	2,505,662	$129.66	2,893,742	$101.18	3,198,150	$81.71
Add (deduct):
Granted[2]	659,301	208.06	826,377	160.13	1,080,658	110.93
Vested	(1,014,448)	96.51	(1,186,442)	81.84	(1,338,466)	63.10
Forfeited	(54,198)	171.83	(28,015)	111.35	(46,600)	84.86
End of year[3,4]	2,096,317	$169.27	2,505,662	$129.66	2,893,742	$101.18
[1] Includes restricted stock units. All performance-based awards are included at their target amounts.
2 We reinvest dividend equivalents on restricted stock units. For 2025, 2024, and 2023, the number of units “granted” shown in the table above includes 51,511, 23,153, and 36,656 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair values of the original grants.
3 At December 31, 2025, the number of shares included 362,029 performance-based restricted stock units at their target amounts. We expect 703,551 units to vest based upon our current estimates of the likelihood of achieving the predetermined performance measures applicable to each award.
4 At December 31, 2025, the total unrecognized compensation cost related to unvested restricted equity awards was $98 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into our consolidated statements of comprehensive income over the weighted average vesting period of 2.4 years.
The aggregate fair value of the restricted equity awards that vested during the years ended December 31, 2025, 2024, and 2023, was $249 million, $226 million, and $195 million, respectively, based on the actual stock price on the applicable vesting dates.
Incentive Compensation Plans – Directors  Progressive’s Amended and Restated 2017 Directors Equity Incentive Plan, which was approved by shareholders in 2022, provides for the granting of equity-based awards, including restricted stock awards, to non-employee directors. Under the amended and restated plan, an additional 150,000 shares are eligible to be granted, bringing the total authorized shares under the directors plan to 650,000 shares.
The Progressive Corporation permits each non-employee director to indicate a preference to receive either 100% of their compensation in the form of a restricted stock award or 60% in the form of a restricted stock award and 40% in the form of cash. If the director does not state a preference, it is presumed that they preferred to receive 100% of their compensation in the form of restricted stock. The Compensation and Talent Committee of the Board of Directors will consider such preferences when making a determination with respect to the allocation (restricted stock, or restricted stock and cash) and approval of the annual awards for each non-employee director.
The restricted stock awards are issued as time-based awards. The vesting period is typically 11 months from the date of each grant, subject to the death or disability provisions of the applicable award agreement. To the extent a director is newly appointed during the year, or a director’s committee assignments change, the vesting period may be shorter. Both the restricted stock awards and cash, if elected, are expensed pro rata over their respective vesting periods based on the market value of the awards at the time of grant.
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2025		2024		2023
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	14,649	$215.77	25,075	$133.43	30,439	$109.75
Add (deduct):
Granted	11,134	284.51	15,553	215.77	25,075	133.43
Vested	(14,649)	215.77	(25,979)	136.29	(30,439)	109.75
End of year[1]	11,134	$284.51	14,649	$215.77	25,075	$133.43
[1] The remaining unrecognized compensation cost was $1 million at December 31, 2025, 2024, and 2023.
The aggregate fair value of the restricted stock vested during the years ended December 31, 2025, 2024, and 2023, was $4 million, $5 million, and $4 million, respectively, based on the actual stock price at time of vesting.
Deferred Compensation  The Progressive Corporation Executive Deferred Compensation Plan (Deferral Plan) permits eligible Progressive executives to defer receipt of some or all of their annual cash incentive payments and all of their annual equity awards. Deferred cash compensation is deemed invested in one or more investment funds, including Progressive common shares, offered under the Deferral Plan and elected by the participant. All Deferral Plan distributions attributable to deferred cash compensation will be paid in cash.
For equity awards deferred pursuant to the Deferral Plan, the deferred amounts are deemed invested in our common shares and are ineligible for transfer to other investment funds in the Deferral Plan; distributions of these deferred awards will be made in Progressive common shares. We reserved 11 million of our common shares for issuance under the Deferral Plan.
An irrevocable grantor trust has been established to provide a source of funds to assist us in meeting our liabilities under the Deferral Plan. The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2025	2024
Progressive common shares[1]	$34	$117
Other investment funds[2]	162	176
Total	$196	$293
[1] Included 319,021 and 1,138,191 common shares as of December 31, 2025 and 2024, respectively, to be distributed in common shares, and are reported at grant date fair value. The decrease in 2025, compared to 2024, was primarily due to the final distribution for a participant.
[2] Amount is included in other assets on our consolidated balance sheets.